RECLAMATION OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
RECLAMATION OBLIGATIONS
Reclamation obligations
	At December 31	At December 31
(in thousands)	2021	2020

Reclamation obligations-by item:
Elliot Lake	$20,877	$21,523
MLJV and MWJV	15,405	16,875
Other	1,250	22
	$37,532	$38,420

Reclamation obligations-by balance sheet presentation:
Current	$1,181	$802
Non-current	36,351	37,618
	$37,532	$38,420

Reclamation obligations continuity
(in thousands)	2021	2020

Balance-January 1	$38,420	$32,512
Accretion (note 21)	1,343	1,352
Expenditures incurred	(815)	(826)
Liability adjustments-income statement (note 21)	(585)	3,595
Liability adjustments-balance sheet (note 10)	(831)	1,787
Balance-December 31	$37,532	$38,420